PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying value - Property other than solar parks
Total
Property, plant and equipment at beginning of period	$ 823	$ 799
Property, plant and equipment at end of period	916	823	$ 799
Leasehold improvement
Total
Property, plant and equipment at beginning of period	89	67
Property, plant and equipment at end of period	$ 87	89	67
Estimated useful lives of property, plant and equipment (in years)	20 years
Motor vehicles
Total
Property, plant and equipment at beginning of period	$ 314	251
Property, plant and equipment at end of period	$ 352	314	251
Estimated useful lives of property, plant and equipment (in years)	5 years
Furniture and fixtures
Total
Property, plant and equipment at beginning of period	$ 420	481
Property, plant and equipment at end of period	$ 477	420	481
Estimated useful lives of property, plant and equipment (in years)	5 years
COST | Carrying value - Property other than solar parks
Total
Property, plant and equipment at beginning of period	$ 2,180	1,998	2,230
Additions	375	349	207
Disposals	(297)	(128)	(284)
Exchange adjustment	119	(39)	(155)
Property, plant and equipment at end of period	2,377	2,180	1,998
COST | Leasehold improvement
Total
Property, plant and equipment at beginning of period	185	138	107
Additions		42	32
Disposals	(65)
Exchange adjustment	8	5	(1)
Property, plant and equipment at end of period	128	185	138
COST | Motor vehicles
Total
Property, plant and equipment at beginning of period	786	622	820
Additions	198	205	11
Disposals	(174)	(24)	(196)
Exchange adjustment	32	(17)	(13)
Property, plant and equipment at end of period	842	786	622
COST | Furniture and fixtures
Total
Property, plant and equipment at beginning of period	1,209	1,238	1,303
Additions	177	102	164
Disposals	(58)	(104)	(88)
Exchange adjustment	79	(27)	(141)
Property, plant and equipment at end of period	1,407	1,209	1,238
DEPRECIATION | Carrying value - Property other than solar parks
Total
Property, plant and equipment at beginning of period	1,357	1,199	1,219
Provided for the year	298	271	281
Disposals	(284)	(113)	(163)
Exchange adjustment	90		(138)
Property, plant and equipment at end of period	1,461	1,357	1,199
DEPRECIATION | Leasehold improvement
Total
Property, plant and equipment at beginning of period	96	71	44
Provided for the year	17	15	32
Disposals	(66)
Exchange adjustment	(6)	10	(5)
Property, plant and equipment at end of period	41	96	71
DEPRECIATION | Motor vehicles
Total
Property, plant and equipment at beginning of period	472	371	403
Provided for the year	148	127	106
Disposals	(173)	(21)	(139)
Exchange adjustment	43	(5)	1
Property, plant and equipment at end of period	490	472	371
DEPRECIATION | Furniture and fixtures
Total
Property, plant and equipment at beginning of period	789	757	772
Provided for the year	133	129	143
Disposals	(45)	(92)	(24)
Exchange adjustment	53	(5)	(134)
Property, plant and equipment at end of period	$ 930	$ 789	$ 757